RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										1 Months Ended							2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 07, 2020	Jun. 05, 2020	Apr. 07, 2020	Apr. 06, 2020	Jan. 03, 2020	Jul. 02, 2015	Dec. 03, 2014	Nov. 01, 2014	May 31, 2021	Mar. 30, 2021	Mar. 23, 2020	Jan. 30, 2020	Jan. 16, 2020	Oct. 25, 2019	Aug. 23, 2019	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 12, 2021	Aug. 28, 2019	Mar. 08, 2017	Jul. 01, 2015
Common stock conversion price									$ 0.09
Legal fees in accounts payable, percentages								50.00%
Attorney fees and costs, percentages									50.00%
Exercise price value																											$ 112,871
Debt amount after debt forgiveness																											$ 31,662
Acquired shares																											969,601
Note payable amount																	$ 74,672						$ 74,672	$ 74,672
Attorney fees and costs								$ 214,334
Issuance of convertible notes payable	450,000
Indirect interest amount recieved	$ 100,000									$ 50,000
Debt conversion rate	$ 3									$ 3													$ 0.0143
Convertible notes payable	$ 275,000									$ 225,000
Exercise price per share			$ 0.50																	$ 0.50
Stock option expense																				$ 399,259	$ 343,549		$ 239,478	$ 95,567
Options vested																				320,000			320,000
Common stock, shares issued																	6,452,993	25,981,203		25,981,203			25,922,034	6,452,993
Debt conversion, converted instrument, shares issued, shares																				45,268
Monthly rent																				$ 106,997	47,711		$ 63,978	$ 64,679
General and administrative expense																		$ 316,329	$ 191,589	875,378	400,127		632,426	232,178
Additional paid-in capital																	$ 15,971,392	56,330,450		56,330,450			52,693,974	15,971,392
Gain on related party debt conversion		$ 42,000																0	$ 0	0	269,144		224,166	0
Accrued interest																	$ 419,836	$ 306,071		306,071			313,032	419,836
Related party payables converted to capital																				0	$ 579,814		579,814	59,500
IDTEC [Member]
Warrants purchased											320,000
Settlement of outstanding judgement																				$ 88,469
Warrants exercise price											$ 0.50
Common stock issue for settlement																				176,938
Debt conversion, converted instrument, shares issued, shares																				12,000,000
Gary Graham [Member]
Common stock acquire															$ 24,053
Exercise price per share															$ 0.2635
Stock option expense																							$ 4,592
Options vested																							0
Expected lives															5 years
Mr. David Gandini [Member] | Employment Agreement [Member]
Exercise price per share															$ 0.2635
Stock option expense																							$ 54,720	$ 57,574
Options vested																							240,530	240,530
Annual base salary															$ 185,000
Stock options description															Stock options to vest in 36 equal monthly installments of 666,666 shares during the three-year term of the Gandini Agreement
Fair market value of common stock															110.00%
Remaining pre-vesting option shares																	40,091
Stock options term																								10 years
Pre-vesting option shares																						240,530
Aggregate of additional option shares															200,439
Shares acquire															721,588
Director [Member]
Convertible notes payable										$ 400,000
David Gandini [Member]
Working capital																									$ 30,000
Unseured note interest rate																									0.00%
Common stock acquire															$ 721,588
Exercise price per share															$ 0.2634
Expected lives															10 years
Kevin Moore [Member]
Common stock acquire															$ 1,058,329
Exercise price per share															$ 0.2635
Stock option expense																							$ 79,557	$ 14,080
Options vested																							352,776	58,796
Expected lives															5 years
Annual base salary															$ 213,000
Common stock, shares issued															24,053
Stock options description															stock options to vest in 36 equal monthly installments of 29,398 shares during the three-year term of the Moore Agreement
Fair market value of common stock															110.00%
Kevin Moore [Member] | Employment Agreement [Member]
Common stock acquire															$ 1,058,328
Exercise price per share															$ 0.2635
Expected lives															3 years
Lanphere Law Group [Member] | December 3 2014 [Member]
Accrued interest																											$ 38,199
Debt amount																											$ 74,672
Lanphere Law Group [Member] | Lease agreement [Member]
Monthly rent																							$ 4,100
General and administrative expense																							$ 0	$ 39,315
Operating lease term description																							The term of this operating lease ran from July 1, 2015 to June 30, 2019. From July 1, 2019 through December 31, 2019
Lanphere Law Group [Member] | Stock Purchase Plan One [Member]
Debt conversion rate						$ 3.326
Common stock, shares issued						273,700
Common stock issue for settlement						180,397
Debt conversion, converted instrument, shares issued, shares						9,520
Conversion price						$ 0.133
Reduction in related party debt						$ 66,000
Gain on related party debt conversion							$ 108,000
Price per share						$ 0.153
Accrued interest								$ 428,668									$ 9,508						$ 0	9,508
Debt amount																												$ 214,334
Debt instrument principal value, after forgivness						$ 31,662											$ 31,662						0	31,662				106,335
Due date notes payable							Dec. 02, 2015
Debt Instrument, Forgiveness																												$ 108,000
Acquired additional shares of common stock						454,097
Related party payables converted to capital																							0	$ 22,585
Purchase price of additional shares of common stock						$ 66,000
Lanphere Law Group [Member] | Stock Purchase Plan Three [Member]
Debt conversion rate														$ 3.326
Debt conversion, converted instrument, shares issued, shares														214,883
Reduction in related party debt														$ 714,700
Gain on related party debt conversion														222,000
Purchase price of shares issued														$ 714,700
Lanphere Law Group [Member] | Stock Purchase Plan Two [Member]
Debt conversion rate						$ 3.326
Debt conversion, converted instrument, shares issued, shares						63,225
Reduction in related party debt						$ 169,606
Gain on related party debt conversion						52,000
Purchase price of shares issued						210,285
Accrued interest						$ 40,679
Vernon Justus [Member] | Share Exchange Agreement [Member]
Convertible preferred stock converted																867,932
Common stock shares issuable for preferred stock																260,954
Conversion price						$ 0.133										$ 3.326
Fair value of the common shares																$ 36,887
Additional paid-in capital																$ 831,045							831,045
Michael Lanphere [Member] | Share Exchange Agreement [Member]
Convertible preferred stock converted																520,643
Common stock shares issuable for preferred stock																156,537
Conversion price						0.133										$ 3.326
Fair value of the common shares																$ 22,127
Additional paid-in capital																							498,516
Michael Lanphere [Member] | Stock Purchase Plan [Member]
Conversion price						0.133																				$ 0.1497
Common stock shares issuable																643,438
Reduction in related party debt				$ 9,656												$ 96,303
Reduction in related party debt, principal																77,927
Reduction in related party debt, interest																18,376
Gain on related party debt conversion				52,000												$ 5,350
Warrants to purchase common shares																										454,097
Devadatt Mishal [Member] | Stock Purchase Plan [Member]
Conversion price						0.133																				$ 0.1430
Common stock shares issuable																394,901
Reduction in related party debt				9,656												$ 56,478
Reduction in related party debt, principal																45,000
Reduction in related party debt, interest																11,478
Gain on related party debt conversion				$ 2,000												$ 657
Charles Bennington [Member]
Debt conversion rate				$ 1.41
Common stock acquire															$ 24,053
Exercise price per share															$ 0.2635
Stock option expense																							$ 4,592
Options vested																							24,053	0
Expected lives															5 years
Debt conversion, converted instrument, shares issued, shares				6,831
Common stock shares issuable																420,926
Reduction in related party debt				$ 9,656
Gain on related party debt conversion				2,000												$ 535,500
Debt forgive amount																$ 595,000
Price per share																$ 3.326
Purchase price of shares issued				$ 9,656
Nick Noceti [Member]
Common stock acquire															$ 24,053
Exercise price per share															$ 0.2635
Stock option expense																							$ 2,271
Options vested																							12,026	0
Expected lives															5 years
Debt conversion, converted instrument, shares issued, shares					38,437
Reduction in related party debt																							$ 127,480
Gain on related party debt conversion					$ 49,000
Purchase price of shares issued																							$ 127,840
Prakash Gadgil [Member] | Stock Purchase Plan One [Member]
Debt conversion rate												$ 3.326
Debt conversion, converted instrument, shares issued, shares												586
Reduction in related party debt												$ 1,950
Gain on related party debt conversion												1,000
Purchase price of shares issued												$ 1,950
Devdatt Mishal [Member] | Stock Purchase Plan One [Member]
Debt conversion rate													$ 0.91465
Debt conversion, converted instrument, shares issued, shares													499,965
Reduction in related party debt													$ 270,300
Gain on related party debt conversion													144,000
Purchase price of shares issued													456,641
Accrued interest													$ 186,341
Vemon Justus [Member] | Stock Purchase Plan One [Member]
Debt conversion rate						$ 3.326
Debt conversion, converted instrument, shares issued, shares						84,963
Reduction in related party debt						$ 180,001
Gain on related party debt conversion						70,000
Purchase price of shares issued						282,588
Accrued interest						$ 102,587